SUPPLEMENTARY MINERAL RESERVE INFORMATION (UNAUDITED) (Ore Reserves) (Details) oz in Millions, lb in Millions, MT in Millions	Dec. 31, 2015 lb g MT oz
Total 100% basis [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	14,288	[1]
North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Morenci [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	3,574	[1]
Average ore grade of copper per metric ton	0.27%	[1]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.00	[1]
Average ore grade of molybdenum per metric ton	0.00%	[1],[2]
North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Bagdad [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	1,253	[1]
Average ore grade of copper per metric ton	0.33%	[1]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.00	[1],[2]
Average ore grade of molybdenum per metric ton	0.02%	[1]
North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Safford [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	84	[1]
Average ore grade of copper per metric ton	0.43%	[1]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.00	[1]
Average ore grade of molybdenum per metric ton	0.00%	[1]
North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Sierrita [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	2,319	[1]
Average ore grade of copper per metric ton	0.23%	[1]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.00	[1],[2]
Average ore grade of molybdenum per metric ton	0.03%	[1]
North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Tyrone [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	13	[1]
Average ore grade of copper per metric ton	0.42%	[1]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.00	[1]
Average ore grade of molybdenum per metric ton	0.00%	[1]
North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Chino [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	237	[1]
Average ore grade of copper per metric ton	0.45%	[1]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.02	[1]
Average ore grade of molybdenum per metric ton	0.00%	[1],[2]
North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Miami [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	0	[1]
Average ore grade of copper per metric ton	0.00%	[1]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.00	[1]
Average ore grade of molybdenum per metric ton	0.00%	[1]
North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Henderson [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	81	[1]
Average ore grade of copper per metric ton	0.00%	[1]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.00	[1]
Average ore grade of molybdenum per metric ton	0.17%	[1]
North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Climax [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	178	[1]
Average ore grade of copper per metric ton	0.00%	[1]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.00	[1]
Average ore grade of molybdenum per metric ton	0.15%	[1]
North America [Member] | Total 100% basis [Member] | Undeveloped [Member] | Cobre [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	79	[1]
Average ore grade of copper per metric ton	0.35%	[1]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.00	[1]
Average ore grade of molybdenum per metric ton	0.00%	[1]
South America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Cerro Verde [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	3,856	[1]
Average ore grade of copper per metric ton	0.37%	[1]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.00	[1]
Average ore grade of molybdenum per metric ton	0.01%	[1]
South America [Member] | Total 100% basis [Member] | Developed and producing [Member] | El Abra [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	399	[1]
Average ore grade of copper per metric ton	0.44%	[1]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.00	[1]
Average ore grade of molybdenum per metric ton	0.00%	[1]
Indonesia [Member] | Total 100% basis [Member] | Developed and producing [Member] | Grasberg open pit [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	129	[1],[3]
Average ore grade of copper per metric ton	1.08%	[1],[3]
Average ore grade of gold per metric ton (in grams per metric ton) | g	1.29	[1],[3]
Average ore grade of molybdenum per metric ton	0.00%	[1],[3]
Indonesia [Member] | Total 100% basis [Member] | Developed and producing [Member] | Deep Ore Zone [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	116	[1],[3]
Average ore grade of copper per metric ton	0.56%	[1],[3]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.69	[1],[3]
Average ore grade of molybdenum per metric ton	0.00%	[1],[3]
Indonesia [Member] | Total 100% basis [Member] | Developed and producing [Member] | Big Gossan [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	54	[1],[3]
Average ore grade of copper per metric ton	2.26%	[1],[3]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.99	[1],[3]
Average ore grade of molybdenum per metric ton	0.00%	[1],[3]
Indonesia [Member] | Total 100% basis [Member] | Undeveloped [Member] | Grasberg block cave [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	962	[1],[3]
Average ore grade of copper per metric ton	1.03%	[1],[3]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.78	[1],[3]
Average ore grade of molybdenum per metric ton	0.00%	[1],[3]
Indonesia [Member] | Total 100% basis [Member] | Undeveloped [Member] | Kucing Liar [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	395	[1],[3]
Average ore grade of copper per metric ton	1.27%	[1],[3]
Average ore grade of gold per metric ton (in grams per metric ton) | g	1.09	[1],[3]
Average ore grade of molybdenum per metric ton	0.00%	[1],[3]
Indonesia [Member] | Total 100% basis [Member] | Undeveloped [Member] | Deep Mill Level Zone [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	460	[1],[3]
Average ore grade of copper per metric ton	0.89%	[1],[3]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.74	[1],[3]
Average ore grade of molybdenum per metric ton	0.00%	[1],[3]
Africa [Member] | Total 100% basis [Member] | Developed and producing [Member] | Tenke Fungurume [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Amount of ore reserves (in metric tons of ore) | MT	99	[1]
Average ore grade of copper per metric ton	3.19%	[1]
Average ore grade of gold per metric ton (in grams per metric ton) | g	0.00	[1]
Average ore grade of molybdenum per metric ton	0.00%	[1]
Copper (pounds) [Member] | Total 100% basis [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	115,700	[4]
Copper (pounds) [Member] | Consolidated Basis [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	99,500	[5],[6]
Copper (pounds) [Member] | Net Equity Interest [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	79,300	[5],[7]
Copper (pounds) [Member] | North America [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	33,500	[5]
Copper (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Morenci [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	14,100	[4]
Copper (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Bagdad [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	7,600	[4]
Copper (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Safford [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	800	[4]
Copper (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Sierrita [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	10,200	[4]
Copper (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Tyrone [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	300	[4]
Copper (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Chino [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	2,200	[4]
Copper (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Miami [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	100	[4]
Copper (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Henderson [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0	[4]
Copper (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Climax [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0	[4]
Copper (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Undeveloped [Member] | Cobre [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	300	[4]
Copper (pounds) [Member] | South America [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	30,800	[5]
Copper (pounds) [Member] | South America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Cerro Verde [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	28,200	[4]
Copper (pounds) [Member] | South America [Member] | Total 100% basis [Member] | Developed and producing [Member] | El Abra [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	2,600	[4]
Copper (pounds) [Member] | Indonesia [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	28,000	[5],[8]
Copper (pounds) [Member] | Indonesia [Member] | Total 100% basis [Member] | Developed and producing [Member] | Grasberg open pit [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	2,700	[3],[4]
Copper (pounds) [Member] | Indonesia [Member] | Total 100% basis [Member] | Developed and producing [Member] | Deep Ore Zone [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	1,200	[3],[4]
Copper (pounds) [Member] | Indonesia [Member] | Total 100% basis [Member] | Developed and producing [Member] | Big Gossan [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	2,500	[3],[4]
Copper (pounds) [Member] | Indonesia [Member] | Total 100% basis [Member] | Undeveloped [Member] | Grasberg block cave [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	18,400	[3],[4]
Copper (pounds) [Member] | Indonesia [Member] | Total 100% basis [Member] | Undeveloped [Member] | Kucing Liar [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	9,400	[3],[4]
Copper (pounds) [Member] | Indonesia [Member] | Total 100% basis [Member] | Undeveloped [Member] | Deep Mill Level Zone [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	7,900	[3],[4]
Copper (pounds) [Member] | Africa [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	7,200	[5]
Copper (pounds) [Member] | Africa [Member] | Total 100% basis [Member] | Developed and producing [Member] | Tenke Fungurume [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	7,200	[4]
Gold (ounces) [Member] | Total 100% basis [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	38.6	[4]
Gold (ounces) [Member] | Consolidated Basis [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	27.1	[6]
Gold (ounces) [Member] | Net Equity Interest [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	24.6	[7]
Gold (ounces) [Member] | North America [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.3
Gold (ounces) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Morenci [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.0	[4]
Gold (ounces) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Bagdad [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.1	[4]
Gold (ounces) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Safford [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.0	[4]
Gold (ounces) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Sierrita [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.1	[4]
Gold (ounces) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Tyrone [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.0	[4]
Gold (ounces) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Chino [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.1	[4]
Gold (ounces) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Miami [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.0	[4]
Gold (ounces) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Henderson [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.0	[4]
Gold (ounces) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Climax [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.0	[4]
Gold (ounces) [Member] | North America [Member] | Total 100% basis [Member] | Undeveloped [Member] | Cobre [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.0	[4]
Gold (ounces) [Member] | South America [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.0
Gold (ounces) [Member] | South America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Cerro Verde [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.0	[4]
Gold (ounces) [Member] | South America [Member] | Total 100% basis [Member] | Developed and producing [Member] | El Abra [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.0	[4]
Gold (ounces) [Member] | Indonesia [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	26.8	[8]
Gold (ounces) [Member] | Indonesia [Member] | Total 100% basis [Member] | Developed and producing [Member] | Grasberg open pit [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	4.5	[3],[4]
Gold (ounces) [Member] | Indonesia [Member] | Total 100% basis [Member] | Developed and producing [Member] | Deep Ore Zone [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	2.0	[3],[4]
Gold (ounces) [Member] | Indonesia [Member] | Total 100% basis [Member] | Developed and producing [Member] | Big Gossan [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	1.1	[3],[4]
Gold (ounces) [Member] | Indonesia [Member] | Total 100% basis [Member] | Undeveloped [Member] | Grasberg block cave [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	15.6	[3],[4]
Gold (ounces) [Member] | Indonesia [Member] | Total 100% basis [Member] | Undeveloped [Member] | Kucing Liar [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	6.4	[3],[4]
Gold (ounces) [Member] | Indonesia [Member] | Total 100% basis [Member] | Undeveloped [Member] | Deep Mill Level Zone [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	8.7	[3],[4]
Gold (ounces) [Member] | Africa [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.0
Gold (ounces) [Member] | Africa [Member] | Total 100% basis [Member] | Developed and producing [Member] | Tenke Fungurume [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves | oz	0.0	[4]
Molybdenum (pounds) [Member] | Total 100% basis [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	3,070	[4]
Molybdenum (pounds) [Member] | Consolidated Basis [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	3,050	[6]
Molybdenum (pounds) [Member] | Net Equity Interest [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	2,730	[7]
Molybdenum (pounds) [Member] | North America [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	2,380
Molybdenum (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Morenci [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	170	[4]
Molybdenum (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Bagdad [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	380	[4]
Molybdenum (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Safford [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0	[4]
Molybdenum (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Sierrita [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	1,040	[4]
Molybdenum (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Tyrone [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0	[4]
Molybdenum (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Chino [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	10	[4]
Molybdenum (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Miami [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0	[4]
Molybdenum (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Henderson [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	250	[4]
Molybdenum (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Climax [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	550	[4]
Molybdenum (pounds) [Member] | North America [Member] | Total 100% basis [Member] | Undeveloped [Member] | Cobre [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0	[4]
Molybdenum (pounds) [Member] | South America [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	670
Molybdenum (pounds) [Member] | South America [Member] | Total 100% basis [Member] | Developed and producing [Member] | Cerro Verde [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	670	[4]
Molybdenum (pounds) [Member] | South America [Member] | Total 100% basis [Member] | Developed and producing [Member] | El Abra [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0	[4]
Molybdenum (pounds) [Member] | Indonesia [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0	[8]
Molybdenum (pounds) [Member] | Indonesia [Member] | Total 100% basis [Member] | Developed and producing [Member] | Grasberg open pit [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0	[3],[4]
Molybdenum (pounds) [Member] | Indonesia [Member] | Total 100% basis [Member] | Developed and producing [Member] | Deep Ore Zone [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0	[3],[4]
Molybdenum (pounds) [Member] | Indonesia [Member] | Total 100% basis [Member] | Developed and producing [Member] | Big Gossan [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0	[3],[4]
Molybdenum (pounds) [Member] | Indonesia [Member] | Total 100% basis [Member] | Undeveloped [Member] | Grasberg block cave [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0	[3],[4]
Molybdenum (pounds) [Member] | Indonesia [Member] | Total 100% basis [Member] | Undeveloped [Member] | Kucing Liar [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0	[3],[4]
Molybdenum (pounds) [Member] | Indonesia [Member] | Total 100% basis [Member] | Undeveloped [Member] | Deep Mill Level Zone [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0	[3],[4]
Molybdenum (pounds) [Member] | Africa [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0
Molybdenum (pounds) [Member] | Africa [Member] | Total 100% basis [Member] | Developed and producing [Member] | Tenke Fungurume [Member]
Ore, average ore grades and recoverable proven and probable reserves [Line Items]
Estimated Recoverable Proven And Probable Reserves	0	[4]

[1]	Excludes material contained in stockpiles.
[2]	Amounts not shown because of rounding.
[3]	Recoverable proven and probable reserves reflect estimates of minerals that can be recovered through the end of 2041 (refer to Note 13 for discussion of PT-FI's COW).
[4]	Includes estimated recoverable metals contained in stockpiles.
[5]	Consolidated recoverable copper reserves included 3.8 billion pounds in leach stockpiles (including 1.2 billion pounds at Tenke, which is reported as discontinued operations) and 1.0 billion pounds in mill stockpiles.
[6]	Consolidated reserves represent estimated metal quantities after reduction for joint venture partner interests at the Morenci mine in North America and the Grasberg minerals district in Indonesia (refer to Notes 3 and 18 for further discussion of FCX's joint ventures). Excluded from the table above were FCX’s estimated recoverable proven and probable reserves of 0.87 billion pounds of cobalt at Tenke (which is reported as discontinued operations) and 271.2 million ounces of silver in Indonesia, South America and North America, which were determined using long-term average prices of $10 per pound for cobalt and $15 per ounce for silver.
[7]	Net equity interest reserves (including 4.1 billion pounds at Tenke, which is reported as discontinued operations) represent estimated consolidated metal quantities further reduced for noncontrolling interest ownership (refer to Note 3 for further discussion of FCX's ownership in subsidiaries). Excluded from the table above were FCX’s estimated recoverable proven and probable reserves of 0.49 billion pounds of cobalt at Tenke (which is reported as discontinued operations) and 221.6 million ounces of silver in Indonesia, South America and North America.
[8]	Recoverable proven and probable reserves reflect estimates of minerals that can be recovered through the end of 2041 (refer to Note 13 for discussion of PT-FI's COW).